Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Jan. 01, 2011	Jan. 02, 2010	Jan. 03, 2009
Consolidated Statements of Operations [Abstract]
Net Sales	$ 8,409.6	$ 3,737.1	$ 4,426.2
Costs and Expenses
Cost of sales	5,460.8	2,228.8	2,754.8
Selling, general and administrative	2,156.6	1,014.4	1,090.0
Provision for doubtful accounts	12.3	14.0	17.6
Other-net	199.6	139.1	111.6
Restructuring charges and asset impairments	242.6	40.7	85.5
Gain on debt extinguishment		(43.8)	(9.4)
Interest income	(9.4)	(3.1)	(9.2)
Interest expense	110.0	63.7	92.1
Total cost and expenses	8,172.5	3,453.8	4,133.0
Earnings from continuing operations before income taxes	237.1	283.3	293.2
Income taxes on continuing operations	38.9	54.5	72.5
Earnings from continuing operations	198.2	228.8	220.7
Less: net earnings attributable to non-controlling interests		2.0	1.7
Net earnings from continuing operations attributable to Stanley Black & Decker, Inc.	198.2	226.8	219.0
Earnings (loss) from discontinued operations before income taxes		(5.8)	132.8
Income taxes (benefit) on discontinued operations		(3.3)	44.9
Net (loss) earnings from discontinued operations		(2.5)	87.9
Net earnings attributable to Stanley Black & Decker, Inc.	$ 198.2	$ 224.3	$ 306.9
Basic earnings per share of common stock:
Continuing operations	$ 1.34	$ 2.84	$ 2.77
Discontinued operations		$ (0.03)	$ 1.11
Total basic earnings per share of common stock	$ 1.34	$ 2.81	$ 3.88
Diluted earnings per share of common stock:
Continuing operations	$ 1.32	$ 2.82	$ 2.74
Discontinued operations		$ (0.03)	$ 1.10
Total diluted earnings per share of common stock	$ 1.32	$ 2.79	$ 3.84